Business Acquisition and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Business Acquisition and Goodwill [Abstract]
Schedule of the Assets Acquired, Liabilities Assumed and Related Deferred Income Tax	The following table summarizes the purchase price allocation of the assets acquired, liabilities assumed and related deferred income tax assumed at the date of acquisition. The dollar amount presented in the table was based on the exchange rate of AUD1.00 to US$0.7401 on March 21, 2022.
Amount in US$

Current assets	13,341,925
Other non-current assets	20,684
License	4,537,549
Total assets acquired	17,900,158
Current liabilities	(13,340,550)
Deferred tax liabilities	(1,134,387)
Total liabilities assumed	(14,474,937)
Net identifiable assets acquired	3,425,221
Total consideration	5,920,795
Goodwill	2,495,574